Investments - Intangible Lease Assets - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Intangible Lease Assets [Line items]
Remainder of 2025		$ 11,700,000		$ 11,700,000
2025		45,300,000		45,300,000		$ 48,500,000
2026		43,600,000		43,600,000		46,900,000
2027		41,500,000		41,500,000			$ 45,100,000
2028		39,000,000		39,000,000			42,900,000
2029		36,100,000		36,100,000			40,200,000
Thereafter		191,100,000		191,100,000			234,200,000
Intangible lease assets		569,326,000		569,326,000		615,327,000	588,635,000
Depreciation and amortization expense
Intangible Lease Assets [Line items]
Amount amortized	$ 300,000	$ 13,300,000	$ 13,200,000	$ 41,600,000	$ 39,500,000	50,700,000	$ 2,800,000
In -place leases
Intangible Lease Assets [Line items]
Weighted average remaining amortization period		11 years 1 month 6 days		11 years 1 month 6 days			11 years 8 months 12 days
Intangible lease assets		$ 533,536,000		$ 533,536,000		577,808,000	$ 551,442,000
Ground lease interests
Intangible Lease Assets [Line items]
Intangible lease assets							54,500,000
Above-market leases
Intangible Lease Assets [Line items]
Remainder of 2025		700,000		700,000
2025		2,700,000		2,700,000			2,800,000
2026		2,600,000		2,600,000			$ 2,800,000
2027		2,500,000		2,500,000		2,700,000
2028		2,400,000		2,400,000		2,600,000
2029		2,400,000		2,400,000		2,500,000
Thereafter		$ 15,300,000		$ 15,300,000		18,400,000
Weighted average remaining amortization period		12 years 10 months 24 days		12 years 10 months 24 days			13 years 6 months
Intangible lease assets		$ 35,790,000		$ 35,790,000		37,519,000	$ 37,193,000
Above-market leases | Decrease to rental revenue
Intangible Lease Assets [Line items]
Amount amortized	$ 0	$ 700,000	$ 700,000	$ 2,600,000	$ 2,100,000	$ 2,800,000		$ 0